Magda El Guindi-Rosenbaum

+1.202.373.6091

mer@morganlewis.com

VIA EDGAR

August 28, 2024

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AdvisorShares Trust (File Nos. 333–157876 and 811–22110)

Ladies and Gentlemen:

On behalf of AdvisorShares Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 226 to the Trust’s registration statement on Form N-1A (Amendment No. 228 to the Trust’s registration statement under the Investment Company Act of 1940) (the “Amendment”). The purpose of the Amendment is to reflect (i) a new non-principal investment strategy for the Trust’s AdvisorShares Gerber Kawasaki ETF and (ii) a change to the name of the AdvisorShares MSOS 2x Daily ETF along with a related change to its investment objective.

If you have questions, please do not hesitate to contact me at (202) 373-6091.

Sincerely,

/s/ Magda El Guindi-Rosenbaum

Magda El Guindi-Rosenbaum

MORGAN, LEWIS & BOCKIUS llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001